Consolidated Statements of Stockholders' Equity (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2012	$ 1,141,886	$ 8,908,243	$ 22,539,724	$ 35,642,931	$ 68,232,784
Net income				1,795,686	1,795,686
Other comprehensive income (loss), net			(15,787,733)		(15,787,733)
Cash dividends				(285,471)	(285,471)
Repurchases of common stock, net	(13,303)			(294,695)	(307,998)
Balance at Dec. 31, 2013	1,128,583	8,908,243	6,751,991	36,858,451	53,647,268
Net income				1,266,184	1,266,184
Other comprehensive income (loss), net			5,952,328		5,952,328
Cash dividends				(225,717)	(225,717)
Repurchases of common stock, net	(4,603)			(98,974)	(103,577)
Balance at Dec. 31, 2014	$ 1,123,980	$ 8,908,243	$ 12,704,319	$ 37,799,944	$ 60,536,486